Touchstone US Large Cap Focused ETF Average Annual Total Returns			12 Months Ended				41 Months Ended				60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025		Dec. 31, 2025		Dec. 31, 2025		Dec. 31, 2025	Dec. 31, 2025
Bloomberg US 3000 Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			17.21%	[1]	17.21%	[2]	17.77%	[3]	17.23%	[2]	13.09% [4]	14.27% [4]
Bloomberg US 1000 Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[5]				17.51%		18.18%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			17.15%		17.15%		17.82%		17.29%		13.15%	14.29%
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent					17.37%		18.24%
Touchstone US Large Cap Focused ETF
Prospectus [Line Items]
Average Annual Return, Percent					17.00%		17.23%
Performance Inception Date		Jul. 27, 2022
Touchstone US Large Cap Focused ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent					16.85%		17.06%
Touchstone US Large Cap Focused ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent					10.17%		13.66%

[1]	The Fund changed its broad-based securities market index to the Bloomberg US 3000 Index which is similarly representative of the overall securities market applicable to the Fund.
[2]	The Fund changed its broad-based securities market index to the Bloomberg US 3000 Index which is similarly representative of the overall securities market applicable to the Fund.
[3]	The Fund changed its broad-based securities market index to the Bloomberg US 3000 Index which is similarly representative of the overall securities market applicable to the Fund.
[4]	The Fund changed its broad-based securities market index to the Bloomberg US 3000 Index which is similarly representative of the overall securities market applicable to the Fund.
[5]	The Fund changed its additional index to the Bloomberg US 1000 Index which has similar investment objectives to the Fund.